Commissions Expense - Summary of Commissions Expense (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fee and commission expense [line items]
Fee and commission expense	$ 7,413,595	$ 6,878,052	$ 6,019,529
Commissions related to trading with debt securities [member]
Disclosure of fee and commission expense [line items]
Fee and commission expense	66,660	3,743
Commissions related to trading and foreign exchange transactions [member]
Disclosure of fee and commission expense [line items]
Fee and commission expense	249,774	298,075	345,534
Commissions paid ATM exchange [member]
Disclosure of fee and commission expense [line items]
Fee and commission expense	4,974,761	4,611,640	3,713,775
Checkbooks commissions and clearing houses [Member]
Disclosure of fee and commission expense [line items]
Fee and commission expense	1,385,594	1,231,636	1,189,180
Credit cards and foreign trade commissions [Member]
Disclosure of fee and commission expense [line items]
Fee and commission expense	$ 736,806	$ 732,958	$ 771,040